Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Note 9. Other Intangible Assets, Net
Other intangible assets consisted of the following:

	December 31, 2025			December 31, 2024
	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value	Carrying Amount, net of Impairment	Accumulated Amortization	Net book value
	(U.S. $ in thousands)
Developed technology	$406,606	$(336,621)	$69,985	$402,976	$(318,312)	$84,664
Patents	30,028	(13,717)	16,311	21,902	(11,726)	10,176
Trademarks and trade names	22,406	(19,062)	3,344	22,149	(17,957)	4,192
Customer relationships	103,084	(96,882)	6,202	102,560	(95,339)	7,221
	$562,124	$(466,282)	$95,842	$549,587	$(443,334)	$106,253
Amortization expenses
Amortization expenses relating to intangible assets for the years ended December 31, 2025, 2024 and 2023, were approximately $22.4 million, $23.9 million and $26.5 million, respectively.
As of December 31, 2025, the estimated future amortization expenses relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated Amortization Expenses
Year ending December 31,	(U.S. $ in thousands)
2026	$22,763
2027	21,791
2028	17,555
2029	11,801
2030	11,123
2031 and thereafter	10,809
Total	$95,842
No impairment charges were recorded during 2025, 2024 and 2023.